Summary of Significant Accounting Policies - Software Development Costs and Internal-Use Software (Details)	12 Months Ended
Jan. 31, 2021
Internal-Use Software
Software Development Costs
Estimated useful lives	4 years
Minimum | Software Development Costs
Software Development Costs
Estimated useful lives	4 years
Maximum | Software Development Costs
Software Development Costs
Estimated useful lives	6 years